INVESTMENTS IN OPERATING PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2020
INVESTMENTS IN OPERATING PARTNERSHIPS
Schedule of operating partnerships within the fund

The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2020 and 2019 by series are as follows:

	2020	2019

Series 20	—	—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	4
Series 25	—	—
Series 26	3	8
Series 27	—	3
Series 28	—	4
Series 29	5	5
Series 30	—	—
Series 31	—	1
Series 32	3	5
Series 33	2	3
Series 34	2	4
Series 35	—	2
Series 36	—	2
Series 37	—	—
Series 38	—	3
Series 39	—	—
Series 40	—	7
Series 41	8	11
Series 42	6	9
Series 43	11	13
Series 44	3	7
Series 45	13	22
Series 46	12	14

	68	127

Schedule of dispositions by series

During the year ended March 31, 2020 the Fund disposed of fifty nine Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2020 is as follows.

		Sale of Underlying
	Operating Partnership	Operating	Partnership Proceeds	Gain on
	Interest Transferred	Partnership	from Disposition *	Disposition

Series 24	4	—	$278,516	$278,516
Series 26	5	—	109,433	109,433
Series 27	2	1	856,766	856,766
Series 28	4	—	73,248	73,248
Series 31	—	1	619,800	619,800
Series 32	2	—	158,324	159,553
Series 33	—	1	1,469,594	1,469,594
Series 34	2	—	284,500	284,500
Series 35	2	—	1,555,642	1,555,642
Series 36	1	1	581,982	581,982
Series 38	2	1	1,506,757	1,506,757
Series 40	6	1	2,962,372	2,962,474
Series 41	3	—	28,040	28,040
Series 42	3	—	401,094	401,094
Series 43	1	1	1,277,506	1,277,506
Series 44	2	2	3,092,325	3,092,325
Series 45	8	1	656,785	673,509
Series 46	2	—	43,000	43,000

Total	49	10	$15,955,684	$15,973,739

*Partnership proceeds from disposition does not include $1,229,  $102 and $16,724 which was due to a writeoff of capital contribution payable as of March 31, 2020, for Series 32, Series 40 and Series 45, respectively.

During the year ended March 31, 2019 the Fund disposed of forty two Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2019 is as follows.

		Sale of Underlying
	Operating Partnership	Operating	Partnership Proceeds	Gain on
	Interest Transferred	Partnership	from Disposition *	Disposition

Series 20	2	—	$197,337	$197,337
Series 22	3	—	38,000	38,000
Series 23	3	—	43,500	43,500
Series 24	1	—	23,678	23,678
Series 26	1	—	10,500	10,500
Series 28	1	—	8,500	8,500
Series 29	2	—	122,994	123,094
Series 30	5	—	130,006	195,182
Series 31	7	—	64,500	105,794
Series 32	—	1	539,088	539,088
Series 36	—	1	253,104	253,104
Series 37	—	1	1,062,375	1,062,375
Series 38	1	—	7,000	7,000
Series 40	2	—	62,144	62,144
Series 41	—	1	14,000	14,000
Series 42	2	—	54,322	54,322
Series 43	4	—	401,938	428,020
Series 45	4	—	633,600	633,600

Total	38	4	$3,666,586	$3,799,238

*Partnership proceeds from disposition does not include $100,  $65,176,  $41,294 and $26,082 which was due to a writeoff of capital contribution payable as of March 31, 2019, for Series 29, Series 30, Series 31 and Series 43, respectively.

Schedule of contributions payable

. At March 31, 2020 and 2019, contributions are payable to operating limited partnerships as follows:

	2020	2019

Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	785	785
Series 30	—	—
Series 31	—	25,000
Series 32	—	1,229
Series 33	—	—
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	102
Series 41	—	—
Series 42	254	254
Series 43	—	—
Series 44	—	—
Series 45	—	16,724
Series 46	—	—

	$1,039	$44,094

Schedule of partnership's investments in operating limited partnerships.

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$81,043,910	$—	$—

Acquisition costs of operating limited partnerships	2,559,129	—	—

Cumulative distributions from operating limited partnerships	(542,452)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(44,508,391)	—	—

Cumulative losses from operating limited partnerships	(38,552,196)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	(333,930)	—	—

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(420,953)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	39,537	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(22,542,011)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	67,729	—	—

Cumulative impairment loss in investments in operating limited partnerships	44,508,391	—	—

Other	(1,352,622)	—	—

Equity per operating limited partnerships’ combined financial statements	$19,966,141	$—	$—

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$1,013,198	$—

Acquisition costs of operating limited partnerships	—	153,913	—

Cumulative distributions from operating limited partnerships	—	(7,967)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(206,682)	—

Cumulative losses from operating limited partnerships	—	(952,462)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(1,320,962)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	21,979	—

Cumulative impairment loss in investments in operating limited partnerships	—	206,682	—

Other	—	(35,425)	—

Equity per operating limited partnerships’ combined financial statements	$—	$(1,127,726)	$—

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$2,959,240	$—

Acquisition costs of operating limited partnerships	—	426,353	—

Cumulative distributions from operating limited partnerships	—	(11,855)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(1,417,478)	—

Cumulative losses from operating limited partnerships	—	(1,956,260)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	(132,403)	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	39,537	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(2,031,117)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	(316)	—

Cumulative impairment loss in investments in operating limited partnerships	—	1,417,478	—

Other	—	103	—

Equity per operating limited partnerships’ combined financial statements	$—	$(706,718)	$—

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$8,272,229	$5,331,603

Acquisition costs of operating limited partnerships	—	783,763	783,763

Cumulative distributions from operating limited partnerships	—	(36,114)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	—	(5,642,191)	(4,047,088)

Cumulative losses from operating limited partnerships	—	(3,377,687)	(2,065,108)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	—	(158,952)	(81,443)

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(3,083,606)	(1,642,948)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	29,991	—

Cumulative impairment loss in investments in operating limited partnerships	—	5,642,191	4,047,088

Other	—	(79,093)	(13,010)

Equity per operating limited partnerships’ combined financial statements	$—	$2,350,531	$2,309,687

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,850,695	$—	$—

Acquisition costs of operating limited partnerships	411,337	—	—

Cumulative distributions from operating limited partnerships	(10,944)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(1,212,863)	—	—

Cumulative losses from operating limited partnerships	(2,038,225)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,174,852)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	1,212,863	—	—

Other	(19,374)	—	—

Equity per operating limited partnerships’ combined financial statements	$(269,913)	$—	$—

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$5,661,559	$5,205,387

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	(28,546)	(4,631)

Cumulative impairment loss in investments in operating limited partnerships	—	(1,610,548)	(1,300,734)

Cumulative losses from operating limited partnerships	—	(4,022,465)	(3,900,022)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	—	(7,500)	(76,678)

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(2,589,127)	(3,668,706)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	1,610,548	1,300,734

Other	—	(470,529)	(70,626)

Equity per operating limited partnerships’ combined financial statements	$—	$(1,456,608)	$(2,515,276)

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$7,705,514	$6,970,546	$15,901,621

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	(11,225)	(40,115)	(195,387)

Cumulative impairment loss in investments in operating limited partnerships	(3,807,624)	(2,438,129)	(9,877,399)

Cumulative losses from operating limited partnerships	(3,886,665)	(4,492,302)	(5,828,835)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	(2,268)	—	—

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,398,524)	(291,269)	(3,416,071)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	11,481

Cumulative impairment loss in investments in operating limited partnerships	3,807,624	2,438,129	9,877,399

Other	(51,955)	(147,939)	(279,211)

Equity per operating limited partnerships’ combined financial statements	$2,354,877	$1,998,921	$6,193,598

The Fund’s investments in operating limited partnerships at March 31, 2020 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,172,318

Acquisition costs of operating limited partnerships	—

Cumulative distributions from operating limited partnerships	(192,498)

Cumulative impairment loss in investments in operating limited partnerships	(12,947,655)

Cumulative losses from operating limited partnerships	(6,032,165)

Investments in operating limited partnerships per balance sheet	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2020 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2019 (see note A).	(7,089)

The Fund has recorded acquisition costs at March 31, 2020 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,924,829)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	12,947,655

Other	(185,563)

Equity per operating limited partnerships’ combined financial statements	$10,834,768

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$146,185,323	$—	$—

Acquisition costs of operating limited partnerships	4,651,380	—	—

Cumulative distributions from operating limited partnerships	(1,074,481)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(81,941,888)	—	—

Cumulative losses from operating limited partnerships	(67,820,334)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(609,380)	—	—

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(760,560)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	104,638	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(45,199,768)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	262,332	—	—

Cumulative impairment loss in investments in operating limited partnerships	81,941,888	—	—

Other	(1,947,086)	—	—

Equity per operating limited partnerships’ combined financial statements	$33,792,064	$—	$—

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$2,416,941

Acquisition costs of operating limited partnerships	—	—	239,583

Cumulative distributions from operating limited partnerships	—	—	(21,752)

Cumulative impairment loss in investments in operating limited partnerships	—	—	(857,258)

Cumulative losses from operating limited partnerships	—	—	(1,777,514)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	—	—	(30,158)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	4,116

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	(2,415,659)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	6,688

Cumulative impairment loss in investments in operating limited partnerships	—	—	857,258

Other	—	—	125,165

Equity per operating limited partnerships’ combined financial statements	$—	$—	$(1,544,138)

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$3,670,103	$3,133,255

Acquisition costs of operating limited partnerships	—	556,330	387,469

Cumulative distributions from operating limited partnerships	—	(11,745)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(902,540)	(2,666,917)

Cumulative losses from operating limited partnerships	—	(3,312,148)	(853,807)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	—	(51,000)	—

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	(222,527)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	31,937	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(4,012,484)	(1,072,904)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	171,816	—

Cumulative impairment loss in investments in operating limited partnerships	—	902,540	2,666,917

Other	—	(105,030)	(118,175)

Equity per operating limited partnerships’ combined financial statements	$—	$(3,062,221)	$1,253,311

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,481,992	$2,959,240	$—

Acquisition costs of operating limited partnerships	352,236	426,353	—

Cumulative distributions from operating limited partnerships	(4,484)	(11,855)	—

Cumulative impairment loss in investments in operating limited partnerships	(997,758)	(1,417,478)	—

Cumulative losses from operating limited partnerships	(1,831,986)	(1,956,260)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(12,030)	—	—

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(25,532)	(132,403)	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	36,821	39,537	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,853,366)	(1,837,749)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	(316)	—

Cumulative impairment loss in investments in operating limited partnerships	997,758	1,417,478	—

Other	(48,259)	169	—

Equity per operating limited partnerships’ combined financial statements	$(904,608)	$(513,284)	$—

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,843,378	$10,516,985	$6,465,137

Acquisition costs of operating limited partnerships	386,917	1,107,392	783,763

Cumulative distributions from operating limited partnerships	(6,871)	(36,114)	(3,170)

Cumulative impairment loss in investments in operating limited partnerships	(2,625,111)	(6,697,793)	(5,303,778)

Cumulative losses from operating limited partnerships	(598,313)	(4,890,470)	(1,941,952)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(25,010)	(160,172)	(81,443)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	(7,773)	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(816,376)	(3,414,204)	(1,539,871)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	29,991	—

Cumulative impairment loss in investments in operating limited partnerships	2,625,111	6,697,793	5,303,778

Other	1,787	(150,275)	(20,877)

Equity per operating limited partnerships’ combined financial statements	$1,777,739	$3,003,133	$3,661,587

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$6,257,458	$2,705,747	$2,846,605

Acquisition costs of operating limited partnerships	411,337	—	—

Cumulative distributions from operating limited partnerships	(20,308)	—	(14,805)

Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)	(655,940)	(1,706,605)

Cumulative losses from operating limited partnerships	(2,696,762)	(2,049,807)	(1,125,195)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,645,561)	(1,935,719)	(846,991)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	3,300	—

Cumulative impairment loss in investments in operating limited partnerships	3,951,725	655,940	1,706,605

Other	(149,197)	(2,891)	(20,867)

Equity per operating limited partnerships’ combined financial statements	$1,868,417	$(1,279,370)	$838,747

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$9,512,801	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	(355,859)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(7,290,483)	—

Cumulative losses from operating limited partnerships	—	(1,866,459)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(734,179)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	7,290,483	—

Other	—	(353,737)	—

Equity per operating limited partnerships’ combined financial statements	$—	$6,202,567	$—

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,276,597	$7,305,274	$7,042,411

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	(22,466)	(28,546)	(5,147)

Cumulative impairment loss in investments in operating limited partnerships	(4,105,952)	(2,478,374)	(2,387,845)

Cumulative losses from operating limited partnerships	(4,148,179)	(4,798,354)	(4,649,419)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	—	(33,807)	(76,678)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,773,589)	(3,144,452)	(3,905,092)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	22,950	—	—

Cumulative impairment loss in investments in operating limited partnerships	4,105,952	2,478,374	2,387,845

Other	(70,989)	(423,567)	(61,319)

Equity per operating limited partnerships’ combined financial statements	$2,284,324	$(1,123,452)	$(1,655,244)

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$12,608,955	$13,739,925	$21,457,926

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	(66,852)	(49,115)	(215,013)

Cumulative impairment loss in investments in operating limited partnerships	(6,096,126)	(5,623,448)	(13,081,629)

Cumulative losses from operating limited partnerships	(6,445,977)	(8,067,362)	(8,161,284)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(2,268)	—	(129,725)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,814,507)	(4,594,041)	(3,895,594)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	23,309

Cumulative impairment loss in investments in operating limited partnerships	6,096,126	5,623,448	13,081,629

Other	(55,696)	(145,242)	(229,428)

Equity per operating limited partnerships’ combined financial statements	$2,223,655	$884,165	$8,850,191

The Fund’s investments in operating limited partnerships at March 31, 2019 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,944,593

Acquisition costs of operating limited partnerships	—

Cumulative distributions from operating limited partnerships	(200,379)

Cumulative impairment loss in investments in operating limited partnerships	(13,095,128)

Cumulative losses from operating limited partnerships	(6,649,086)

Investments in operating limited partnerships per balance sheet	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2018 (see note A).	(7,089)

The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,947,430)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	13,095,128

Other	(118,658)

Equity per operating limited partnerships’ combined financial statements	$11,026,545

Schedule of combined summarized balance sheets of the operating limited partnerships.

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$110,385,267	$—	$—
Land	13,190,867	—	—
Other assets	21,424,583	—	—

	$145,000,717	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$109,360,346	$—	$—
Accounts payable and accrued expenses	5,843,383	—	—
Other liabilities	11,583,141	—	—

	126,786,870	—	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	19,966,141	—	—
Other partners	(1,752,294)	—	—

	18,213,847	—	—

	$145,000,717	$—	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$1,101,308	$—
Land	—	159,483	—
Other assets	—	168,013	—

	$—	$1,428,804	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$1,987,848	$—
Accounts payable and accrued expenses	—	240,908	—
Other liabilities	—	398,735	—

	—	2,627,491	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	(1,127,726)	—
Other partners	—	(70,961)	—

	—	(1,198,687)	—

	$—	$1,428,804	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$2,748,531	$—
Land	—	87,498	—
Other assets	—	654,906	—

	$—	$3,490,935	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$3,234,686	$—
Accounts payable and accrued expenses	—	436,475	—
Other liabilities	—	883,162	—

	—	4,554,323	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	(706,718)	—
Other partners	—	(356,670)	—

	—	(1,063,388)	—

	$—	$3,490,935	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$8,125,500	$6,743,782
Land	—	682,958	798,058
Other assets	—	1,641,003	1,082,963

	$—	$10,449,461	$8,624,803

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$4,655,156	$3,948,744
Accounts payable and accrued expenses	—	766,899	143,361
Other liabilities	—	768,974	183,880

	—	6,191,029	4,275,985
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	2,350,531	2,309,687
Other partners	—	1,907,901	2,039,131

	—	4,258,432	4,348,818

	$—	$10,449,461	$8,624,803

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,184,415	$—	$—
Land	177,576	—	—
Other assets	1,066,438	—	—

	$3,428,429	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,670,372	$—	$—
Accounts payable and accrued expenses	82,137	—	—
Other liabilities	1,035,294	—	—

	3,787,803	—	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(269,913)	—	—
Other partners	(89,461)	—	—

	(359,374)	—	—

	$3,428,429	$—	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$8,974,718	$11,456,989
Land	—	2,602,861	3,402,040
Other assets	—	2,449,811	2,846,941

	$—	$14,027,390	$17,705,970

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$15,618,657	$18,508,692
Accounts payable and accrued expenses	—	823,684	1,921,315
Other liabilities	—	427,520	1,470,697

	—	16,869,861	21,900,704
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	(1,456,608)	(2,515,276)
Other partners	—	(1,385,863)	(1,679,458)

	—	(2,842,471)	(4,194,734)

	$—	$14,027,390	$17,705,970

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$10,125,330	$14,229,160	$19,040,478
Land	636,595	634,735	2,156,004
Other assets	2,361,417	1,645,128	3,825,721

	$13,123,342	$16,509,023	$25,022,203

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$10,179,278	$16,676,181	$15,496,844
Accounts payable and accrued expenses	332,258	222,985	442,798
Other liabilities	918,237	1,371,115	1,805,294

	11,429,773	18,270,281	17,744,936
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,354,877	1,998,921	6,193,598
Other partners	(661,308)	(3,760,179)	1,083,669

	1,693,569	(1,761,258)	7,277,267

	$13,123,342	$16,509,023	$25,022,203

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$25,655,056
Land	1,853,059
Other assets	3,682,242

$31,190,357

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$16,383,888
Accounts payable and accrued expenses	430,563
Other liabilities	2,320,233

19,134,684
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,834,768
Other partners	1,220,905

12,055,673

$31,190,357

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$197,100,959	$—	$—
Land	22,937,337	—	—
Other assets	33,846,411	—	—

	$253,884,707	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$191,200,068	$—	$—
Accounts payable and accrued expenses	9,975,493	—	—
Other liabilities	26,028,417	—	—

	227,203,978	—	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	33,792,064	—	—
Other partners	(7,111,335)	—	—

	26,680,729	—	—

	$253,884,707	$—	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$1,991,191
Land	—	—	457,938
Other assets	—	—	407,672

	$—	$—	$2,856,801

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$3,923,396
Accounts payable and accrued expenses	—	—	130,124
Other liabilities	—	—	409,636

	—	—	4,463,156
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	—	(1,544,138)
Other partners	—	—	(62,217)

	—	—	(1,606,355)

	$—	$—	$2,856,801

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$4,332,974	$3,998,486
Land	—	442,610	410,981
Other assets	—	607,731	488,882

	$—	$5,383,315	$4,898,349

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$5,967,385	$2,267,557
Accounts payable and accrued expenses	—	1,598,872	254,518
Other liabilities	—	1,156,419	490,686

	—	8,722,676	3,012,761
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	(3,062,221)	1,253,311
Other partners	—	(277,140)	632,277

	—	(3,339,361)	1,885,588

	$—	$5,383,315	$4,898,349

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,273,500	$2,870,658	$—
Land	245,300	87,498	—
Other assets	464,722	702,010	—

	$3,983,522	$3,660,166	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,654,957	$3,313,626	$—
Accounts payable and accrued expenses	175,841	378,490	—
Other liabilities	1,182,788	836,935	—

	5,013,586	4,529,051	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(904,608)	(513,284)	—
Other partners	(125,456)	(355,601)	—

	(1,030,064)	(868,885)	—

	$3,983,522	$3,660,166	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$2,585,289	$10,147,724	$9,480,310
Land	307,860	939,823	1,048,536
Other assets	555,556	1,671,783	984,832

	$3,448,705	$12,759,330	$11,513,678

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,487,376	$5,716,259	$4,815,193
Accounts payable and accrued expenses	89,225	1,220,258	116,989
Other liabilities	107,586	875,527	193,532

	1,684,187	7,812,044	5,125,714
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,777,739	3,003,133	3,661,587
Other partners	(13,221)	1,944,153	2,726,377

	1,764,518	4,947,286	6,387,964

	$3,448,705	$12,759,330	$11,513,678

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,437,159	$3,203,963	$1,967,412
Land	230,576	424,178	354,800
Other assets	1,134,143	918,250	380,102

	$5,801,878	$4,546,391	$2,702,314

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$3,169,071	$3,834,148	$1,112,718
Accounts payable and accrued expenses	326,900	92,374	590,623
Other liabilities	712,721	2,486,043	244,743

	4,208,692	6,412,565	1,948,084
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,868,417	(1,279,370)	838,747
Other partners	(275,231)	(586,804)	(84,517)

	1,593,186	(1,866,174)	754,230

	$5,801,878	$4,546,391	$2,702,314

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$6,515,364	$—
Land	—	610,216	—
Other assets	—	788,437	—

	$—	$7,914,017	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$3,404,912	$—
Accounts payable and accrued expenses	—	127,011	—
Other liabilities	—	594,710	—

	—	4,126,633	—
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	—	6,202,567	—
Other partners	—	(2,415,183)	—

	—	3,787,384	—

	$—	$7,914,017	$—

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$9,031,855	$12,779,333	$14,769,854
Land	462,304	2,774,784	3,691,228
Other assets	1,110,375	3,024,330	3,142,747

	$10,604,534	$18,578,447	$21,603,829

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$7,429,378	$19,298,461	$20,538,940
Accounts payable and accrued expenses	353,076	872,449	1,856,715
Other liabilities	537,180	580,407	1,884,979

	8,319,634	20,751,317	24,280,634
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,284,324	(1,123,452)	(1,655,244)
Other partners	576	(1,049,418)	(1,021,561)

	2,284,900	(2,172,870)	(2,676,805)

	$10,604,534	$18,578,447	$21,603,829

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$18,191,253	$28,818,747	$30,055,911
Land	2,444,419	3,008,317	3,047,910
Other assets	3,614,292	4,050,502	5,800,769

	$24,249,964	$35,877,566	$38,904,590

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$21,560,164	$35,641,825	$25,226,510
Accounts payable and accrued expenses	345,504	300,613	728,743
Other liabilities	3,658,086	4,990,042	2,469,639

	25,563,754	40,932,480	28,424,892
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,223,655	884,165	8,850,191
Other partners	(3,537,445)	(5,939,079)	1,629,507

	(1,313,790)	(5,054,914)	10,479,698

	$24,249,964	$35,877,566	$38,904,590

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$28,649,976
Land	1,948,059
Other assets	3,999,276

$34,597,311

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,838,192
Accounts payable and accrued expenses	417,168
Other liabilities	2,616,758

21,872,118
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,026,545
Other partners	1,698,648

12,725,193

$34,597,311

Schedule of summarized statement of operations in operating partnerships.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$30,036,647	$—	$—
Interest and other	665,490	—	—

	30,702,137	—	—
Expenses
Interest	5,146,027	—	—
Depreciation and amortization	6,695,956	—	—
Taxes and insurance	3,793,352	—	—
Repairs and maintenance	6,156,726	—	—
Operating expenses	9,801,477	—	—
Other expenses	1,028,598	—	—

	32,622,136	—	—

NET INCOME (LOSS)	$(1,919,999)	$—	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(2,814,449)	$—	$—

Net income (loss) allocated to other partners	$894,450	$—	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$—	$434,278	$—
Interest and other	—	4,898	—

	—	439,176	—
Expenses
Interest	—	54,664	—
Depreciation and amortization	—	110,311	—
Taxes and insurance	—	77,697	—
Repairs and maintenance	—	180,683	—
Operating expenses	—	180,042	—
Other expenses	—	7,560	—

	—	610,957	—

NET INCOME (LOSS)	$—	$(171,781)	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$(170,064)	$—

Net income (loss) allocated to other partners	$—	$(1,717)	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$—	$922,559	$—
Interest and other	—	27,507	—

	—	950,066	—
Expenses
Interest	—	143,610	—
Depreciation and amortization	—	175,389	—
Taxes and insurance	—	147,706	—
Repairs and maintenance	—	197,655	—
Operating expenses	—	455,263	—
Other expenses	—	24,726	—

	—	1,144,349	—

NET INCOME (LOSS)	$—	$(194,283)	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$(193,368)	$—

Net income (loss) allocated to other partners	$—	$(915)	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$—	$1,842,454	$1,570,462
Interest and other	—	36,665	48,851

	—	1,879,119	1,619,313
Expenses
Interest	—	271,634	244,294
Depreciation and amortization	—	493,590	337,494
Taxes and insurance	—	219,327	170,046
Repairs and maintenance	—	395,820	309,538
Operating expenses	—	834,017	674,416
Other expenses	—	51,451	35,437

	—	2,265,839	1,771,225

NET INCOME (LOSS)	$—	$(386,720)	$(151,912)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$(335,845)	$(103,077)

Net income (loss) allocated to other partners	$—	$(50,875)	$(48,835)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$653,447	$—	$—
Interest and other	22,681	—	—

	676,128	—	—
Expenses
Interest	99,930	—	—
Depreciation and amortization	152,996	—	—
Taxes and insurance	114,300	—	—
Repairs and maintenance	239,665	—	—
Operating expenses	207,821	—	—
Other expenses	—	—	—

	814,712	—	—

NET INCOME (LOSS)	$(138,584)	$—	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(137,805)	$—	$—

Net income (loss) allocated to other partners	$(779)	$—	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$—	$3,476,801	$4,256,141
Interest and other	—	84,341	117,531

	—	3,561,142	4,373,672
Expenses
Interest	—	619,566	831,995
Depreciation and amortization	—	649,518	842,214
Taxes and insurance	—	512,768	648,491
Repairs and maintenance	—	620,024	920,712
Operating expenses	—	875,654	1,099,224
Other expenses	—	290,099	296,399

	—	3,567,629	4,639,035

NET INCOME (LOSS)	$—	$(6,487)	$(265,363)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$(200,154)	$(429,081)

Net income (loss) allocated to other partners	$—	$193,667	$163,718

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$2,654,575	$4,266,865	$4,835,984
Interest and other	72,588	51,303	89,752

	2,727,163	4,318,168	4,925,736
Expenses
Interest	224,123	1,027,876	674,644
Depreciation and amortization	730,170	789,024	1,187,574
Taxes and insurance	371,946	172,611	585,909
Repairs and maintenance	660,023	521,338	1,255,834
Operating expenses	1,099,034	1,096,624	1,706,299
Other expenses	26,774	36,073	184,634

	3,112,070	3,643,546	5,594,894

NET INCOME (LOSS)	$(384,907)	$674,622	$(669,158)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(187,992)	$—	$(647,523)

Net income (loss) allocated to other partners	$(196,915)	$674,622	$(21,635)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2019 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2019 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,123,081
Interest and other	109,373

5,232,454
Expenses
Interest	953,691
Depreciation and amortization	1,227,676
Taxes and insurance	772,551
Repairs and maintenance	855,434
Operating expenses	1,573,083
Other expenses	75,445

5,457,880

NET INCOME (LOSS)	$(225,426)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(409,540)

Net income (loss) allocated to other partners	$184,114

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$50,451,711	$—	$—
Interest and other	1,587,643	—	—

	52,039,354	—	—
Expenses
Interest	8,234,492	—	—
Depreciation and amortization	12,007,952	—	—
Taxes and insurance	6,256,895	—	—
Repairs and maintenance	11,352,772	—	—
Operating expenses	17,310,943	—	—
Other expenses	1,457,421	—	—

	56,620,475	—	—

NET INCOME (LOSS)	$(4,581,121)	$—	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(5,185,654)	$—	$—

Net income (loss) allocated to other partners	$604,533	$—	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$—	$—	$1,012,959
Interest and other	—	—	48,038

	—	—	1,060,997
Expenses
Interest	—	—	113,914
Depreciation and amortization	—	—	306,638
Taxes and insurance	—	—	106,166
Repairs and maintenance	—	—	332,956
Operating expenses	—	—	408,091
Other expenses	—	—	10,000

	—	—	1,277,765

NET INCOME (LOSS)	$—	$—	$(216,768)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$—	$(175,680)

Net income (loss) allocated to other partners	$—	$—	$(41,088)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$—	$1,210,423	$1,110,742
Interest and other	—	19,012	25,945

	—	1,229,435	1,136,687
Expenses
Interest	—	213,765	64,653
Depreciation and amortization	—	314,575	257,130
Taxes and insurance	—	188,495	172,817
Repairs and maintenance	—	349,551	280,360
Operating expenses	—	584,845	390,111
Other expenses	—	15,500	3,825

	—	1,666,731	1,168,896

NET INCOME (LOSS)	$—	$(437,296)	$(32,209)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$(432,921)	$(147,683)

Net income (loss) allocated to other partners	$—	$(4,375)	$115,474

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$838,501	$928,455	$—
Interest and other	25,742	87,966	—

	864,243	1,016,421	—
Expenses
Interest	125,154	159,305	—
Depreciation and amortization	182,092	184,650	—
Taxes and insurance	117,539	143,326	—
Repairs and maintenance	174,613	194,049	—
Operating expenses	378,450	481,395	—
Other expenses	—	24,551	—

	977,848	1,187,276	—

NET INCOME (LOSS)	$(113,605)	$(170,855)	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(161,011)	$(169,826)	$—

Net income (loss) allocated to other partners	$47,406	$(1,029)	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$520,952	$2,125,690	$2,123,512
Interest and other	15,321	40,082	64,665

	536,273	2,165,772	2,188,177
Expenses
Interest	24,047	354,715	315,579
Depreciation and amortization	135,737	581,935	466,660
Taxes and insurance	94,337	276,332	260,877
Repairs and maintenance	83,815	407,881	395,354
Operating expenses	269,449	848,520	721,209
Other expenses	6,100	131,212	99,230

	613,485	2,600,595	2,258,909

NET INCOME (LOSS)	$(77,212)	$(434,823)	$(70,732)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(77,135)	$(377,975)	$(116,835)

Net income (loss) allocated to other partners	$(77)	$(56,848)	$46,103

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$984,013	$1,134,069	$474,857
Interest and other	65,575	56,021	3,692

	1,049,588	1,190,090	478,549
Expenses
Interest	120,327	171,539	87,349
Depreciation and amortization	273,862	325,733	111,846
Taxes and insurance	169,072	129,473	85,875
Repairs and maintenance	380,870	144,621	85,689
Operating expenses	305,776	313,050	162,565
Other expenses	—	20,000	12,000

	1,249,907	1,104,416	545,324

NET INCOME (LOSS)	$(200,319)	$85,674	$(66,775)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(200,222)	$(1,249)	$(89,838)

Net income (loss) allocated to other partners	$(97)	$86,923	$23,063

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$—	$1,741,465	$—
Interest and other	—	26,897	—

	—	1,768,362	—
Expenses
Interest	—	216,344	—
Depreciation and amortization	—	311,029	—
Taxes and insurance	—	203,609	—
Repairs and maintenance	—	317,006	—
Operating expenses	—	654,087	—
Other expenses	—	19,900	—

	—	1,721,975	—

NET INCOME (LOSS)	$—	$46,387	$—

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$—	$(47,462)	$—

Net income (loss) allocated to other partners	$—	$93,849	$—

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$1,912,038	$3,956,527	$4,767,682
Interest and other	38,652	70,323	115,593

	1,950,690	4,026,850	4,883,275
Expenses
Interest	299,350	629,213	955,869
Depreciation and amortization	507,268	831,254	1,095,414
Taxes and insurance	268,714	576,581	652,668
Repairs and maintenance	455,008	840,957	1,058,354
Operating expenses	677,107	1,125,706	1,305,148
Other expenses	27,938	335,833	344,023

	2,235,385	4,339,544	5,411,476

NET INCOME (LOSS)	$(284,695)	$(312,694)	$(528,201)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(245,256)	$(378,620)	$(474,867)

Net income (loss) allocated to other partners	$(39,439)	$65,926	$(53,334)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$5,125,609	$8,245,130	$6,955,334
Interest and other	295,823	324,865	170,310

	5,421,432	8,569,995	7,125,644
Expenses
Interest	731,652	1,796,793	838,574
Depreciation and amortization	1,354,544	1,721,158	1,777,685
Taxes and insurance	650,744	565,143	845,555
Repairs and maintenance	1,449,668	1,738,743	1,871,816
Operating expenses	1,892,430	2,525,291	2,512,273
Other expenses	40,549	94,330	243,209

	6,119,587	8,441,458	8,089,112

NET INCOME (LOSS)	$(698,155)	$128,537	$(963,468)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(382,848)	$(362,927)	$(932,857)

Net income (loss) allocated to other partners	$(315,307)	$491,464	$(30,611)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2018 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2018 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$5,283,753
Interest and other	93,121

5,376,874
Expenses
Interest	1,016,350
Depreciation and amortization	1,268,742
Taxes and insurance	749,572
Repairs and maintenance	791,461
Operating expenses	1,755,440
Other expenses	29,221

5,610,786

NET INCOME (LOSS)	$(233,912)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	$(410,442)

Net income (loss) allocated to other partners	$176,530